Organization	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Note 1 – Organization

Arvana

Arvana Inc. (the “Company”) was incorporated in the State of Nevada on June 16, 1977, as Turinco, Inc. On July 24, 2006, the Company changed its name to Arvana Inc. to reflect the acquisition of a telecommunications business. The Company discontinued its telecommunications operations as of December 31, 2009.

Down 2 Fish

On February 3, 2023, the Company acquired Down 2 Fish Charters, LLC (“Down2Fish”), which was organized in the State of Florida on April 1, 2019. Down2Fish operates a Florida based fishing charter business offering inshore, offshore, and custom charters for fishing enthusiasts, nature lovers, and tourists. The business is operated from a private dock in Palmetto, Florida that services the Tampa Bay area in addition to Clearwater, Port Charlotte, Sarasota, St Petersburg, and Venice. Down2Fish generates its revenue from the sale and provision of fishing charter services as well as the lease of its marine equipment. On August 15, 2025, the Company effected the spinoff of Down2Fish to the original seller as a result of defaulting on the promissory note executed as part of the original acquisition of Down2Fish (see Note 8 and Note 11 for more information).